Revenue Analysis and Segment Information (Details) - Schedule of condensed consolidated balance sheet - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
SOS Ltd [Member]
Current assets:
Cash and cash equivlaents		$ 7,193		$ 12,301		$ 1
Accounts receivable,net
Other receivables - net		(1,659)		67,962		102
Amount due from related parties		17,000
Inter-company receivable		151,010		19,791			[1]
Inventory
Tax recoverable		16
Total current assetes		173,560		120,956		103
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill		72
Intangible assets				14,502
Long-term investments		(19)
Investment in subsidiaries				374,463			[2]
Investment in WFOE		(314,335)					[3]
Investment in China SOS		(64,794)
Assets related to discontinued operation
Advance payments		6,400		6,400
Total non-current assets		(372,676)		374,463
Total assets		(199,116)		495,419		103
Liabilities:
Accounts payble
Amount due to related parties		622		15
Operating lease liability-current
Contract liability
Advance from customers
Payroll payable
Tax payable
Other payables		241		5,141
Liabilitiess related to discontinued operation
Total current liabilities		863		5,156
Liabilitiess related to discontinued operation
Operating lease liability-noncurrent
Total non-current liability
Total liabilities		863		5,156
Non-controlling interest
Shareholder’s equity
Paid up capital		(818,741)		427,236		(1)
Additional paid-in capital		191,536		119,147		1,960
Statutory Reserve		513,945
Retained earnings		(60,680)		(56,120)		(1,856)
Accumulated other comprehensive income (loss)		(26,039)
Total Shareholders’ equity		(199,979)		490,263		103
Total Liabilities and shareholders’ equity		(199,116)		495,419		103
Current assets:
Assets related to discontinued operation
China SOS Ltd [Member]
Current assets:
Cash and cash equivlaents		154,568		160,091		268
Accounts receivable,net
Other receivables - net		(90,417)		16,902
Amount due from related parties		900		900
Inter-company receivable		24,989		(153,855)			[1]
Inventory
Tax recoverable
Total current assetes		90,040		121,153		268
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net		4,462		9,844
Goodwill
Intangible assets		6,289
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE		314,335		310,205		3,391	[3]
Investment in China SOS
Assets related to discontinued operation
Advance payments		90,417		97,115
Total non-current assets		415,503		320,049		3,391
Total assets		505,543		441,202		3,659
Liabilities:
Accounts payble		11,359		11,376
Amount due to related parties
Inter-company payable
Operating lease liability-current
Contract liability
Advance from customers
Payroll payable
Tax payable
Other payables		153,976		(24,879)		100
Liabilitiess related to discontinued operation
Total current liabilities		165,335		(13,520)		100
Liabilitiess related to discontinued operation
Operating lease liability-noncurrent
Total non-current liability
Total liabilities		165,335		(13,520)		100
Non-controlling interest
Shareholder’s equity
Paid up capital		452,078		452,076		3
Additional paid-in capital						3,558
Statutory Reserve
Retained earnings		(111,870)		2,646		(2)
Accumulated other comprehensive income (loss)
Total Shareholders’ equity		340,208		454,722		3,559
Total Liabilities and shareholders’ equity		505,543		441,202		3,659
Current assets:
Assets related to discontinued operation
WOFE [Member]
Current assets:
Cash and cash equivlaents		883		4,164
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable		294,670		311,415
Inventory
Tax recoverable
Total current assetes		295,553		315,579
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Intangible assets
Long-term investments
Investment in subsidiaries
Investment in WFOE
Investment in China SOS
Assets related to discontinued operation
Advance payments		11
Total non-current assets		11
Total assets		295,564		315,579
Liabilities:
Accounts payble
Amount due to related parties		1		2
Operating lease liability-current
Advance from customers
Payroll payable
Tax payable
Other payables				47
Liabilitiess related to discontinued operation
Total current liabilities		1		49
Liabilitiess related to discontinued operation
Operating lease liability-noncurrent
Total non-current liability
Total liabilities		1	[4]	49
Non-controlling interest
Shareholder’s equity
Paid up capital		295,491		315,546
Additional paid-in capital
Statutory Reserve
Retained earnings		73		(15)
Accumulated other comprehensive income (loss)		(1)
Total Shareholders’ equity		295,563		315,531
Total Liabilities and shareholders’ equity		295,564		315,580
Current assets:
Assets related to discontinued operation
VIE [Member]
Current assets:
Cash and cash equivlaents				2		2
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable				(2)			[1]
Inventory
Tax recoverable
Total current assetes						2
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Intangible assets
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE
Investment in China SOS
Assets related to discontinued operation
Advance payments
Total non-current assets
Total assets						2
Liabilities:
Accounts payble
Amount due to related parties
Inter-company payable
Operating lease liability-current
Contract liability
Advance from customers
Payroll payable
Tax payable
Other payables						2
Liabilitiess related to discontinued operation
Total current liabilities						2
Liabilitiess related to discontinued operation
Operating lease liability-noncurrent
Total non-current liability
Total liabilities						2
Non-controlling interest
Shareholder’s equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity						2
Current assets:
Assets related to discontinued operation
Subsidiaries Outside China [Member]
Current assets:
Cash and cash equivlaents		41,049		101,210
Accounts receivable,net		16
Other receivables - net		(39,345)		345
Amount due from related parties		8,100		1,000
Inter-company receivable		(135,864)		(19,791)			[1]
Inventory
Tax recoverable		(7)
Total current assetes		(126,051)		83,064
Non-current assets:
Operating lease, right-of-use assets		921
Property equipment and software,net		7,999		16,373
Goodwill
Intangible assets		117
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE							[3]
Investment in China SOS		64,794		64,794
Assets related to discontinued operation
Advance payments		41,445		300
Total non-current assets		115,276		81,167
Total assets		(10,775)		164,231
Liabilities:
Accounts payble		406
Amount due to related parties		19		18
Inter-company payable
Operating lease liability-current		544
Contract liability
Advance from customers
Payroll payable				1
Tax payable		2
Other payables		6,693		5,093
Liabilitiess related to discontinued operation
Total current liabilities		7,664		5,112
Liabilitiess related to discontinued operation
Operating lease liability-noncurrent		377
Total non-current liability		377
Total liabilities		8,041		5,112
Non-controlling interest		(841)
Shareholder’s equity
Paid up capital		70,950		98,760
Additional paid-in capital
Statutory Reserve
Retained earnings		(88,925)		60,359
Accumulated other comprehensive income (loss)
Total Shareholders’ equity		(17,975)		159,119
Total Liabilities and shareholders’ equity		(10,775)		164,231
Current assets:
Assets related to discontinued operation
Subsidiaries Inside China [Member]
Current assets:
Cash and cash equivlaents		55,799		49,358
Accounts receivable,net		2,416		19,843
Other receivables - net		10,819		477
Amount due from related parties		43,038		30,406
Inter-company receivable		(334,805)		(196,737)
Inventory		46,273		60,587
Tax recoverable		2,534		6,099
Total current assetes		(173,926)		62,967
Non-current assets:
Operating lease, right-of-use assets				3,401
Property equipment and software,net		92
Goodwill				72
Intangible assets
Long-term investments		19
Investment in subsidiaries
Investment in WFOE
Investment in China SOS
Assets related to discontinued operation				5,504
Advance payments		38,235		55,653
Total non-current assets		38,346		5,576
Total assets		(135,580)		68,543
Liabilities:
Accounts payble		1,069
Amount due to related parties		1
Operating lease liability-current
Advance from customers		20,385		19,309
Payroll payable		2
Tax payable		92
Other payables		(148,929)		23,447
Liabilitiess related to discontinued operation				23,771
Total current liabilities		(127,380)		145,935
Liabilitiess related to discontinued operation				1,918
Operating lease liability-noncurrent
Total non-current liability				1,918
Total liabilities		(127,380)		147,853
Non-controlling interest		15		200
Shareholder’s equity
Paid up capital		596		(94,351)
Additional paid-in capital		7		10
Statutory Reserve		59
Retained earnings		(11,518)		14,831
Accumulated other comprehensive income (loss)		2,641
Total Shareholders’ equity		(8,215)		(79,310)
Total Liabilities and shareholders’ equity		(135,580)		68,543
Current assets:
Assets related to discontinued operation				37,281
SOS Ltd Adjustment (a) [Member]
Current assets:
Cash and cash equivlaents			[4]		[4]		[5]
Accounts receivable,net			[4]		[4]		[5]
Other receivables - net			[4]		[4]		[5]
Amount due from related parties			[4]		[4]		[5]
Inter-company receivable			[4]	0	[4]	(38,429)	[1],[5]
Inventory	[4]
Tax recoverable	[4]
Total current assetes			[4]	0	[4]	(38,429)	[5]
Non-current assets:
Operating lease, right-of-use assets			[4]		[4]		[5]
Property equipment and software,net			[4]		[4]		[5]
Goodwill					[4]		[5]
Intangible assets	[4]
Long-term investments	[4]
Investment in subsidiaries			[4]		[4]		[2],[5]
Investment in WFOE			[4]	(310,205)	[4]		[3],[5]
Investment in China SOS	[4]
Assets related to discontinued operation	[4]
Advance payments	[4]
Total non-current assets			[4]	(310,205)	[4]		[5]
Total assets			[4]	(310,205)	[4]	(38,429)	[5]
Liabilities:
Accounts payble			[4]		[4]		[5]
Amount due to related parties			[4]		[4]		[5]
Inter-company payable	[5]
Operating lease liability-current			[4]				[5]
Contract liability	[5]
Advance from customers	[4]
Payroll payable	[4]
Tax payable			[4]				[5]
Other payables			[4]		[4]		[5]
Liabilitiess related to discontinued operation	[4]
Total current liabilities			[4]		[4],[6]		[5]
Liabilitiess related to discontinued operation	[4]
Operating lease liability-noncurrent			[4]				[5]
Total non-current liability			[4]		[4]		[5]
Total liabilities			[4]		[4]		[5]
Non-controlling interest	[4]
Shareholder’s equity
Paid up capital			[4]	(310,205)	[4]	46	[5]
Additional paid-in capital			[4]		[4]	38,383	[5]
Statutory Reserve	[4]
Retained earnings			[4]		[4]		[5]
Accumulated other comprehensive income (loss)			[4]		[4]		[5]
Total Shareholders’ equity			[4]	(310,205)	[4]	38,429	[5]
Total Liabilities and shareholders’ equity			[4]	(310,205)	[4]	38,429	[5]
Current assets:
Assets related to discontinued operation	[4]
China SOS Ltd Adjustment [Member]
Current assets:
Cash and cash equivlaents
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable							[1]
Inventory
Tax recoverable
Total current assetes
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Intangible assets
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE							[3]
Investment in China SOS
Advance payments
Total non-current assets
Total assets
Liabilities:
Accounts payble
Amount due to related parties
Inter-company payable
Operating lease liability-current
Contract liability
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder’s equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
WOFE Adjustment [Member]
Current assets:
Cash and cash equivlaents
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable
Inventory
Tax recoverable
Total current assetes
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Intangible assets
Long-term investments
Investment in subsidiaries
Investment in WFOE
Investment in China SOS
Advance payments
Total non-current assets
Total assets
Liabilities:
Accounts payble
Amount due to related parties
Operating lease liability-current
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder’s equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
VIE Adjustment [Member]
Current assets:
Cash and cash equivlaents
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable							[1]
Inventory
Tax recoverable
Total current assetes
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Intangible assets
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE							[3]
Investment in China SOS
Advance payments
Total non-current assets
Total assets
Liabilities:
Accounts payble
Amount due to related parties
Inter-company payable
Operating lease liability-current
Contract liability
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder’s equity
Paid up capital
Additional paid-in capital
Statutory Reserve
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Inter-company Elimination [Member]
Current assets:
Cash and cash equivlaents			[7]		[7]		[1]
Accounts receivable,net			[7]		[7]		[1]
Other receivables - net		(902)	[7]	(79,391)	[7]		[1]
Amount due from related parties			[7]		[7]		[1]
Inter-company receivable			[7]		[7]	38,429	[1]
Inventory	[7]
Tax recoverable	[7]
Total current assetes		(902)	[7]	(79,391)	[7]	38,429	[1]
Non-current assets:
Operating lease, right-of-use assets			[7]		[7]		[1]
Property equipment and software,net			[7]		[7]		[1]
Goodwill					[7]		[1]
Intangible assets	[7]
Long-term investments	[7]
Investment in subsidiaries			[7]		[7]		[1],[2]
Investment in WFOE			[7]		[7]		[1],[3]
Investment in China SOS	[7]
Assets related to discontinued operation	[7]
Advance payments	[7]
Total non-current assets			[7]		[7]		[1]
Total assets		(902)	[7]	(79,391)	[7]	38,429	[1]
Liabilities:
Accounts payble			[7]		[7]		[1]
Amount due to related parties			[7]		[7]		[1]
Inter-company payable	[1]
Operating lease liability-current			[7]				[1]
Contract liability	[1]
Advance from customers	[7]
Payroll payable	[7]
Tax payable			[7]				[1]
Other payables		(902)	[7]	(79,391)	[7]	(38,429)	[1]
Liabilitiess related to discontinued operation	[7]
Total current liabilities		(902)	[7]	(79,391)	[7]	(38,429)	[1]
Liabilitiess related to discontinued operation	[7]
Operating lease liability-noncurrent			[7]				[1]
Total non-current liability			[7]		[7]		[1]
Total liabilities		(902)	[7]	(79,391)	[7]	(38,429)	[1]
Non-controlling interest	[7]
Shareholder’s equity
Paid up capital			[7]				[1]
Additional paid-in capital		513,945	[7]		[7]		[1]
Statutory Reserve	[7]	(513,945)
Retained earnings			[7]		[7]		[1]
Accumulated other comprehensive income (loss)			[7]		[7]		[1]
Total Shareholders’ equity			[7]		[7]		[1]
Total Liabilities and shareholders’ equity		(902)	[7]	(79,391)	[7]	(38,429)	[1]
Current assets:
Assets related to discontinued operation	[7]
Subsidiaries Outside China Adjustment [Member]
Current assets:
Cash and cash equivlaents
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable							[1]
Inventory
Tax recoverable
Total current assetes
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Intangible assets
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE							[3]
Investment in China SOS
Advance payments
Total non-current assets
Total assets
Liabilities:
Accounts payble
Amount due to related parties
Inter-company payable
Operating lease liability-current
Contract liability
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Non-controlling interest
Shareholder’s equity
Paid up capital
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
Subsidiaries Inside China Adjustment [Member]
Current assets:
Cash and cash equivlaents
Accounts receivable,net
Other receivables - net
Amount due from related parties
Inter-company receivable				(3,578)
Inventory
Tax recoverable
Total current assetes				(3,578)
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Intangible assets
Long-term investments
Investment in subsidiaries
Investment in WFOE
Investment in China SOS
Assets related to discontinued operation
Advance payments
Total non-current assets
Total assets				(3,578)
Liabilities:
Accounts payble
Amount due to related parties
Advance from customers
Payroll payable
Other payables
Liabilitiess related to discontinued operation
Total current liabilities
Liabilitiess related to discontinued operation
Total non-current liability
Total liabilities				0
Non-controlling interest
Shareholder’s equity
Paid up capital				(3,578)
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity				(3,578)
Total Liabilities and shareholders’ equity				(3,578)
Current assets:
Assets related to discontinued operation
SOS Ltd. Consolidated Total [Member]
Current assets:
Cash and cash equivlaents		259,492		327,126		3,722
Accounts receivable,net		2,432		19,843		10,235
Other receivables - net		(121,504)		6,295		47,373
Amount due from related parties		69,038		32,306		3,693
Inter-company receivable							[1]
Inventory		46,273		60,587
Tax recoverable		2,543		6,099
Total current assetes		258,274		663,507		65,023
Non-current assets:
Operating lease, right-of-use assets		921		3,401		4,158
Property equipment and software,net		12,553		26,217		509
Goodwill		72		72		72
Intangible assets		6,406		14,502
Long-term investments
Investment in subsidiaries							[2]
Investment in WFOE							[3]
Investment in China SOS
Assets related to discontinued operation				5,504
Prepaid expense
Advance payments		176,508		159,468
Total non-current assets		196,460		31,793		4,739
Total assets		454,734		695,300		69,762
Liabilities:
Accounts payble		12,834		11,376		1,078
Amount due to related parties		643		35		1,909
Inter-company payable
Operating lease liability-current		544				834
Contract liability						610
Advance from customers		20,385		19,309
Payroll payable		2		1
Tax payable		94				665
Other payables		11,079		5,321		1,681
Liabilitiess related to discontinued operation				23,771
Total current liabilities		45,581		59,813		6,777
Liabilitiess related to discontinued operation				1,918
Operating lease liability-noncurrent		377				2,749
Total non-current liability		377		1,918		2,749
Total liabilities		45,958		61,731		9,526
Non-controlling interest		(826)		200
Shareholder’s equity
Paid up capital		374		266		60
Additional paid-in capital		705,488		672,386		53,600
Statutory Reserve		59
Retained earnings		(272,920)		(43,413)		5,838
Accumulated other comprehensive income (loss)		(23,399)		4,130		738
Total Shareholders’ equity		409,602		633,569		60,236
Total Liabilities and shareholders’ equity		454,734		695,300		69,762
Current assets:
Assets related to discontinued operation				37,281
Subsidiaries Inside China Adjustment (e) [Member]
Liabilities:
Accounts payble
Amount due to related parties
Operating lease liability-current
Advance from customers
Payroll payable
Tax payable
Other payables
Total current liabilities
Operating lease liability-noncurrent
Total non-current liability
Total liabilities
Shareholder’s equity
Paid up capital
Additional paid-in capital
Retained earnings
Accumulated other comprehensive income (loss)
Total Shareholders’ equity
Total Liabilities and shareholders’ equity
SOS Ltd Adjustment (b) [Member]
Current assets:
Cash and cash equivlaents					[8]		[9]
Accounts receivable,net					[8]		[9]
Other receivables - net					[8]	3,500	[9]
Amount due from related parties					[8]		[9]
Inter-company receivable				39,179	[8]		[1],[9]
Inventory	[8]
Tax recoverable	[8]
Total current assetes				39,179	[8]	3,500	[9]
Non-current assets:
Operating lease, right-of-use assets					[8]		[9]
Property equipment and software,net					[8]		[9]
Goodwill					[8]		[9]
Investment in subsidiaries				(374,463)	[8]		[2],[9]
Investment in WFOE					[8]		[3],[9]
Investment in China SOS	[8]
Assets related to discontinued operation	[8]
Advance payments	[8]
Total non-current assets				(374,463)	[8]		[9]
Total assets				(335,284)	[8]	3,500	[9]
Liabilities:
Accounts payble					[8]		[9]
Amount due to related parties					[8]		[9]
Inter-company payable	[9]
Operating lease liability-current	[9]
Contract liability	[9]
Advance from customers	[8]
Payroll payable	[8]
Tax payable	[9]
Other payables					[8]		[9]
Liabilitiess related to discontinued operation	[8]
Total current liabilities					[8]		[9]
Liabilitiess related to discontinued operation	[8]
Operating lease liability-noncurrent	[9]
Total non-current liability					[8]		[9]
Total liabilities					[8]		[9]
Non-controlling interest	[8]
Shareholder’s equity
Paid up capital				(374,448)	[8]	12	[9]
Additional paid-in capital				39,164	[8]	9,649	[9]
Retained earnings					[8]	(6,161)	[9]
Accumulated other comprehensive income (loss)					[8]		[9]
Total Shareholders’ equity				(335,284)	[8]	3,500	[9]
Total Liabilities and shareholders’ equity				(335,284)	[8]	3,500	[9]
Current assets:
Assets related to discontinued operation	[8]
SOS Ltd. Adjustment(c) [Member]
Current assets:
Cash and cash equivlaents	[10]
Accounts receivable,net	[10]
Other receivables - net	[10]
Amount due from related parties	[10]
Inter-company receivable	[10]			3,578
Inventory	[10]
Tax recoverable	[10]
Total current assetes	[10]			3,578
Non-current assets:
Operating lease, right-of-use assets	[10]
Property equipment and software,net	[10]
Goodwill	[10]
Investment in subsidiaries	[10]
Investment in WFOE	[10]
Investment in China SOS	[10]
Assets related to discontinued operation	[10]
Advance payments	[10]
Total non-current assets	[10]
Total assets	[10]			3,578
Liabilities:
Accounts payble	[10]
Amount due to related parties	[10]
Advance from customers	[10]
Payroll payable	[10]
Other payables	[10]			(3,528)
Liabilitiess related to discontinued operation	[10]
Total current liabilities	[10]			(3,528)
Liabilitiess related to discontinued operation	[10]
Total non-current liability	[10]
Total liabilities	[10]			(3,528)
Non-controlling interest	[10]
Shareholder’s equity
Paid up capital	[10]			7,106
Additional paid-in capital	[10]
Retained earnings	[10]
Accumulated other comprehensive income (loss)	[10]
Total Shareholders’ equity	[10]			7,106
Total Liabilities and shareholders’ equity	[10]			3,578
Current assets:
Assets related to discontinued operation	[10]
SOS Ltd. Adjustment(d) [Member]
Current assets:
Cash and cash equivlaents	[6]
Accounts receivable,net	[6]
Other receivables - net	[6]
Amount due from related parties	[6]
Inter-company receivable	[6]
Inventory	[6]
Tax recoverable	[6]
Total current assetes	[6]
Non-current assets:
Operating lease, right-of-use assets	[6]
Property equipment and software,net	[6]
Goodwill	[6]
Investment in subsidiaries	[6]
Investment in WFOE	[6]
Investment in China SOS	[6]
Advance payments	[6]
Total non-current assets	[6]
Total assets	[6]			0
Liabilities:
Accounts payble	[6]
Amount due to related parties	[6]
Advance from customers	[6]
Payroll payable	[6]
Other payables	[6]
Liabilitiess related to discontinued operation	[6]
Total current liabilities	[6]
Liabilitiess related to discontinued operation	[6]
Total non-current liability	[6]
Total liabilities	[6]
Non-controlling interest	[6]
Shareholder’s equity
Additional paid-in capital	[6]
Retained earnings	[6]
Accumulated other comprehensive income (loss)	[6]
Total Shareholders’ equity	[6]			0
Total Liabilities and shareholders’ equity	[6]			0
Current assets:
Assets related to discontinued operation	[6]
SOS Ltd. Adjustment(e) [Member]
Current assets:
Cash and cash equivlaents	[11]
Accounts receivable,net	[11]
Other receivables - net	[11]
Amount due from related parties	[11]
Inter-company receivable	[11]
Inventory	[11]
Tax recoverable	[11]
Total current assetes	[11]
Non-current assets:
Operating lease, right-of-use assets	[11]
Property equipment and software,net	[11]
Goodwill	[11]
Investment in subsidiaries	[11]
Investment in WFOE	[11]
Investment in China SOS	[11]
Assets related to discontinued operation	[11]
Advance payments	[11]
Total non-current assets	[11]
Total assets	[11]
Liabilities:
Accounts payble	[11]
Amount due to related parties	[11]
Advance from customers	[11]
Payroll payable	[11]
Liabilitiess related to discontinued operation	[11]
Total current liabilities	[11]
Liabilitiess related to discontinued operation	[11]
Total non-current liability	[11]
Total liabilities	[11]
Non-controlling interest	[11]
Shareholder’s equity
Paid up capital	[11]			(453,082)
Additional paid-in capital	[11]			514,065
Retained earnings	[11]			(65,113)
Accumulated other comprehensive income (loss)	[11]			4,130
Total Shareholders’ equity	[11]
Total Liabilities and shareholders’ equity	[11]
Current assets:
Assets related to discontinued operation	[11]
SOS Ltd. Adjustment(f) [Member]
Current assets:
Cash and cash equivlaents	[12]
Accounts receivable,net	[12]
Other receivables - net	[12]
Amount due from related parties	[12]
Inter-company receivable	[12]
Inventory	[12]
Tax recoverable	[12]
Total current assetes	[12]
Non-current assets:
Operating lease, right-of-use assets	[12]
Property equipment and software,net	[12]
Goodwill	[12]
Investment in subsidiaries	[12]
Investment in WFOE	[12]
Investment in China SOS	[12]			(64,794)
Assets related to discontinued operation	[12]
Advance payments	[12]
Total non-current assets	[12]			(64,794)
Total assets	[12]			(64,794)
Liabilities:
Accounts payble	[12]
Amount due to related parties	[12]
Advance from customers	[12]
Payroll payable	[12]
Liabilitiess related to discontinued operation	[12]
Total current liabilities	[12]
Liabilitiess related to discontinued operation	[12]
Total non-current liability	[12]
Non-controlling interest	[12]
Shareholder’s equity
Paid up capital	[12]			(64,794)
Additional paid-in capital	[12]
Retained earnings	[12]
Accumulated other comprehensive income (loss)	[12]
Total Shareholders’ equity	[12]			(64,794)
Total Liabilities and shareholders’ equity	[12]			(64,794)
Current assets:
Assets related to discontinued operation	[12]
WFOE [Member]
Current assets:
Cash and cash equivlaents						3,304
Accounts receivable,net
Other receivables - net						100
Amount due from related parties
Inter-company receivable	[1]
Total current assetes						3,404
Non-current assets:
Operating lease, right-of-use assets
Property equipment and software,net
Goodwill
Investment in subsidiaries	[2]
Investment in WFOE	[3]
Assets related to discontinued operation
Total non-current assets
Total assets						3,404
Liabilities:
Accounts payble
Amount due to related parties
Inter-company payable
Operating lease liability-current
Contract liability
Tax payable
Other payables						2
Total current liabilities						2
Operating lease liability-noncurrent
Total non-current liability
Total liabilities						2
Shareholder’s equity
Paid up capital
Additional paid-in capital						3,406
Retained earnings						(3)
Accumulated other comprehensive income (loss)
Total Shareholders’ equity						3,402
Total Liabilities and shareholders’ equity						3,404
DSO-Sub Inside China [Member]
Current assets:
Cash and cash equivlaents						147
Accounts receivable,net						10,235
Other receivables - net						43,671
Amount due from related parties						3,693
Inter-company receivable	[1]
Total current assetes						57,746
Non-current assets:
Operating lease, right-of-use assets						4,158
Property equipment and software,net						509
Goodwill
Investment in subsidiaries	[2]					644
Investment in WFOE	[3]
Total non-current assets						5,311
Total assets						63,057
Liabilities:
Accounts payble						1,078
Amount due to related parties						1,909
Inter-company payable
Operating lease liability-current						834
Contract liability						610
Tax payable						665
Other payables						40,007
Total current liabilities						45,103
Operating lease liability-noncurrent						2,749
Total non-current liability						2,749
Total liabilities						47,852
Shareholder’s equity
Paid up capital
Additional paid-in capital						590
Retained earnings						13,903
Accumulated other comprehensive income (loss)						712
Total Shareholders’ equity						15,205
Total Liabilities and shareholders’ equity						63,057
WFOE Adjustment [Member]
Current assets:
Cash and cash equivlaents	[3]
Accounts receivable,net	[3]
Other receivables - net	[3]
Amount due from related parties	[3]
Inter-company receivable	[1],[3]
Total current assetes	[3]
Non-current assets:
Operating lease, right-of-use assets	[3]
Property equipment and software,net	[3]
Goodwill	[3]
Investment in subsidiaries	[2],[3]
Investment in WFOE	[3]					(3,391)
Total non-current assets	[3]					(3,391)
Total assets	[3]					(3,391)
Liabilities:
Accounts payble	[3]
Amount due to related parties	[3]
Inter-company payable	[3]
Operating lease liability-current	[3]
Contract liability	[3]
Tax payable	[3]
Other payables	[3]
Total current liabilities	[3]
Operating lease liability-noncurrent	[3]
Total non-current liability	[3]
Total liabilities	[3]
Shareholder’s equity
Paid up capital	[3]
Additional paid-in capital	[3]					(3,406)
Retained earnings	[3]					3
Accumulated other comprehensive income (loss)	[3]					12
Total Shareholders’ equity	[3]					(3,391)
Total Liabilities and shareholders’ equity	[3]					(3,391)
DSO-Sub Inside China Adjustment [Member]
Current assets:
Cash and cash equivlaents	[2]
Accounts receivable,net	[2]
Other receivables - net	[2]
Amount due from related parties	[2]
Inter-company receivable	[1],[2]
Total current assetes	[2]
Non-current assets:
Operating lease, right-of-use assets	[2]
Property equipment and software,net	[2]
Goodwill	[2]					72
Investment in subsidiaries	[2]					(644)
Investment in WFOE	[2],[3]
Total non-current assets	[2]					(572)
Total assets	[2]					(572)
Liabilities:
Accounts payble	[2]
Amount due to related parties	[2]
Inter-company payable	[2]
Operating lease liability-current	[2]
Contract liability	[2]
Tax payable	[2]
Other payables	[2]
Total current liabilities	[2]
Operating lease liability-noncurrent	[2]
Total non-current liability	[2]
Total liabilities	[2]
Shareholder’s equity
Paid up capital	[2]
Additional paid-in capital	[2]					(540)
Retained earnings	[2]					(46)
Accumulated other comprehensive income (loss)	[2]					14
Total Shareholders’ equity	[2]					(570)
Total Liabilities and shareholders’ equity	[2]					$ (570)

[1]	Together with (b), another half of the elimination of inter-company receivable from SOS and inter-company payable from SOSIT for the same amount of $38.42 million;
[2]	This entry is also an elimination entry to knock off SOSIT’s long-term investment at cost in IMSOS against IMSOS’s paid-up capital, additional capital and retained earning etc.
[3]	This entry is to eliminate China SOS’s long-term investment at initial cost in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earnings etc;
[4]	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up
[5]	SOSIT received fund on behalf of SOS; it was the proceeds net of legal expenses paid by private equity investors, equivalent to $38.42 million. Together with (c) it is proposed to offset account receivable and account payable for the same amount via inter-company account;
[6]	China SOS received F3 financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital
[7]	This entry represents an inter-company elimination entry between SOS and SOSNY.
[8]	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;
[9]	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million; It was acquired previously in June 2020 by issuing class A common share for the amount of $9.66 million;
[10]	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;
[11]	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;
[12]	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;